Tax Agreement Liability (CPE Inc. only) (Tables)	12 Months Ended
Dec. 31, 2013
Tax Agreement Liability (CPE Inc. only)
Summary of tax agreement liability activity

The following table summarizes tax agreement liability activity during the years ended December 31 (in thousands):

	2013	2012	2011
Beginning balance	$116,538	$170,636	$190,111
Changes for the three months ended June 30	—	—	42,733
Changes for the three months ended September 30	10,515	(29,000)	(52,799)
Payments made	(23,459)	(25,098)	(9,409)
Ending balance	103,594	116,538	170,636
Less current portion	13,504	19,485	19,113
Long-term tax agreement liability	$90,091	$97,053	$151,523